Assumptions to Determine Benefit Obligation and Net Periodic Benefit Cost (Parenthetical) (Detail) (Minimum, Non-U.S. Pension Plans)	12 Months Ended
Dec. 31, 2014
Minimum | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	90.00%